COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands, $ in Millions		1 Months Ended
	Dec. 30, 2024 THB (฿) item	Apr. 30, 2022 USD ($)	Aug. 31, 2021	Sep. 30, 2020 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	May 31, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
Total aggregated claim | $				$ 13,000
Upfront payment | $				$ 3,000
License fee paid or payable under publishing license agreement | ¥								¥ 18,000
Publishing license agreement, minimum royalty costs | ¥								¥ 42,000
License asset					¥ 9,000	$ 1,200
Amount of deferred royalty cost					9,000	1,200
Maximum assets worldwide not to be disposed off | $						$ 55,500
Settlement claims | $		$ 8,600
Other litigation settlement amount									¥ 54,700	$ 7,500
Processes of enforcement | $							$ 2
Hosting agreements period			1 year
Hosting agreements renewal period			1 year
Number of mining machines deployed | item	2,094
Value of mining machines deployed | ฿	฿ 188,460
Scenario after close beta testing date
COMMITMENTS AND CONTINGENCIES
License fee paid or payable under publishing license agreement | ¥					9,000
Publishing license agreement, minimum royalty costs | ¥					9,000
Scenario, after commercial launch
COMMITMENTS AND CONTINGENCIES
Publishing license agreement, minimum royalty costs | ¥					¥ 24,000